Income and expenses	12 Months Ended
Dec. 31, 2024
Income and Expenses [Abstract]
Income and expenses	Income and expenses
i)                   Other income

	2024	2023	2022
(in $ millions)	$	$	$
Government grant income	*	1	7
Others	17	16	10
	17	17	17
*Amount less than $1 million
Government grant income was provided by the Singapore Government under the Job Support Scheme.
ii)                  Other expenses

	2024	2023	2022
(in $ millions)	$	$	$
Impairment of goodwill (Note 6)	—	—	3
Others	4	4	9
	4	4	12
iii)                 Expenses by nature
Total cost of revenue, sales and marketing expenses, general and administrative expenses and research and development expenses include expenses of the following nature:

	2024	2023	2022
(in $ millions)	$	$	$
Staff costs	1,029	1,113	1,250
Operation costs	1,175	1,048	864
Depreciation and amortization	147	145	150
Marketing expenses	260	227	206
Professional fees	58	67	104